Basic and Diluted Earnings Per Share Information (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of earnings per share [text block] [Abstract]
Schedule of basic and diluted earnings per share
	Year ended February 28/29
Figures in Rand	2022	2021	2020

Basic earnings
Profit attributable to ordinary shareholder of Karooooo (ZAR ’000)	449,953	318,183	289,882

Weighted average number of ordinary shares issued	29,528,020	20,332,894	20,332,894

Basic and diluted earnings per share (ZAR)	15.24	15.65	14.26